ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Voyage expenses	$ 18,306	$ 16,582
Ship operating expenses	11,063	10,180
Administrative expenses	3,773	7,293
Interest expense	9,379	7,805
Taxes	315	669
Accrued expenses	$ 42,836	$ 42,529